Summary of Significant Accounting Policies - Summary of activity in the allowance for credit losses and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Beginning of year balance	$ 406	$ 478
Charges (credits) to expense	(86)	114
Write-Offs	(7)	(186)
End of year balance	$ 313	$ 406